Issuance of common units and Series A Preferred Units - Net proceeds (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Gross proceeds for units issued	$ 9,296
Less: Commissions	(160)
Net proceeds for units issued	9,136
Common units [Member]
Gross proceeds for units issued	829
Less: Commissions	(11)
Net proceeds for units issued	818
8.75% Series A Preferred Units [Member]
Gross proceeds for units issued	8,467
Less: Commissions	(149)
Net proceeds for units issued	$ 8,318